Oil and Gas Property Disclosure	12 Months Ended
Dec. 31, 2021
Notes
Oil and Gas Property Disclosure

5.Oil and Gas Property

During the year ended December 31, 2015, the Company purchased a 50% interest in an oil and gas well in Alberta, Canada for $90,318 (CAD$125,000). At December 31, 2019, the Company has no determined reserve in the well. Management estimated the useful life of the well to be five years.

During the year ended December 31, 2021, the Company recorded depletion of $4,188 (December 2020 - $18,639.

	2021	2020
	$	$
Opening balance	4,123	23,291
Depletion	(4,188)	(18,639)
Foreign exchange	65	(529)
	-	4,123